Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment $ / ¥	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)
Management fee, percent of the VIE's total consolidated profit	100.00%				100.00%
Foreign currency translation rate | $ / ¥	7.0999				7.0999
Restricted cash	¥ 561,798		¥ 507,164
Intangible asset estimated useful life	10 years				10 years
Impairment of intangible assets	¥ 0		¥ 0	¥ 717
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses	Operating Expenses
Impairment loss of goodwill	¥ 0		¥ 0	¥ 0
Impairment on equity securities without readily determinable fair value	¥ 2,060		0	784
Term of short-term health insurance policies	12 months	12 months
VAT	¥ 187,863		257,154	309,891
Cash and cash equivalents and restricted cash	¥ 823,717		¥ 1,492,694
Percentage of currency risk	84.57%		71.37%		84.57%
Shareholders Equity	¥ 4,585,694		¥ 4,766,128	3,973,426	$ 645,881	¥ (1,657,024)
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	¥ (3,536)	$ (498)	0	0
Number of operating segments | segment	3	3
Minimum
Term of long-term health insurance policies	6 years	6 years
Percentage of value added taxes	3.00%				3.00%
Maximum
Term of long-term health insurance policies	30 years	30 years
Percentage of value added taxes	6.00%				6.00%
Accumulated deficit [Member]
Shareholders Equity	¥ (2,561,963)		(2,726,919)	¥ (3,334,636)		¥ (1,672,021)
Cumulative effect of change in accounting principle
Shareholders Equity	(2,265)
Cumulative effect of change in accounting principle | Accumulated deficit [Member]
Shareholders Equity	¥ (2,265)		¥ 2,265